Other Current and Noncurrent Assets - Schedule of Expected Credit Loss (Details) - Other Current Assets [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Expected Credit Losses [Line Items]
Balance at beginning of the year	¥ (6,337)	$ (868)	¥ (2,488)
Additional allowance charged to expense	(10,231)	(1,489)	(3,849)
Balance at the end of the year	¥ (16,568)	$ (2,357)	¥ (6,337)